Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Table Text Block [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	For the three months ended		For the six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Numerator:
Net loss attributable to MIC	$(2,468)	$(2,740)	$(4,765)	$(4,893)
Net loss attributable to participating securities	—	—	—	—

Net loss attributable to MIC common stock	$(2,468)	$(2,740)	$(4,765)	$(4,893)
Denominator:
Basic and dilutive weighted average shares of Common Stock outstanding	7,762,375	7,762,375	7,762,375	7,762,375
Basic and diluted loss per weighted average common share:
Basic and dilutive	$(0.32)	$(0.35)	$(0.61)	$(0.63)

	2022	2021
Numerator:
Net loss attributable to MIC	$(11,119)	$(14,064)
Net loss attributable to participating securities	—	—

Net loss attributable to MIC common stock	$(11,119)	$(14,064)
Denominator:
Basic and dilutive weighted average shares of Common Stock outstanding	7,762,375	7,741,192
Basic and diluted loss per weighted average common share:
Basic and dilutive	$(1.43)	$(1.82)